Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable Current And Noncurrent [Abstract]
Creditors	$ 766	$ 329
Brokers	1,796	2,112
Insurances	35	149
Professional and legal fees	679	116
Total accounts payable	$ 3,276	$ 2,706